Borrowings - Net finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest on contingent consideration	$ 73	$ 0
Interest on lease obligations	337	358
Interest and amortization of deferred financing costs on credit facility	84	76
Interest income	(437)	(317)
Bank fees and other	8	13
Net finance expense	$ 65	$ 130	[1]

[1]	Please refer to Note 4 for retrospective change of accounting policy.